LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of December 31,
	2022	2023
	RMB	RMB
Equity investments without readily determinable fair values	17,137	19,821
Equity method investments	223,457	738,128
Available-for-sale debt investments	1,600	—
	242,194	757,949

Schedule of equity method investments

Equity method investments:

					Increase (decrease)
					during
					the year ended
	As of December 31, 2021				December 31, 2022			As of December 31, 2022
		Share		Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	Impairment of	in equity	Cost of	equity gain	of share equity	Cost of	equity gain	of	in equity
	investments	loss	investment	investee	investments	(loss)	(gain) loss	investments	(loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	(32,285)	—	68,715	—	3,159	(71,874)	—	—	—	—
Jingliang Inter Cloud	6,000	(5,013)	—	987	—	(4)	—	6,000	(5,017)	—	983
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(3,816)	—	2,091	—	16	—	5,907	(3,800)	—	2,107
WiFire Entities	20,000	(20,000)	—	—	—	—	—	20,000	(20,000)	—	—
Qidi Chengxin	3,930	(217)	—	3,713	—	(116)	—	3,930	(333)	—	3,597
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	—	—	—	—	3,000	(333)	—	3,000	(333)	—	2,667
SH Edge Interchange*	—	—	—	—	900	(797)	—	900	(797)	—	103
Changzhou Gaoxin	—	—	—	—	210,000	—	—	210,000	—	—	210,000
	145,837	(62,836)	(3,495)	79,506	213,900	1,925	(71,874)	258,737	(31,785)	(3,495)	223,457

					Increase (decrease)
					during
					the year ended
	As of December 31, 2022				December 31, 2023			As of December 31, 2023
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity
	investments	loss	investment	investee	investments	(loss)	(gain)loss	investments	gain (loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jingliang Inter Cloud	6,000	(5,017)	—	983	—	(2)	—	6,000	(5,019)	—	981
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(3,800)	—	2,107	—	(45)	—	5,907	(3,845)	—	2,062
WiFire Entities	20,000	(20,000)	—	—	(20,000)	—	20,000	—	—	—	—
Qidi Chengxin	3,930	(333)	—	3,597	—	(119)	—	3,930	(452)	—	3,478
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	3,000	(333)	—	2,667	—	(475)	—	3,000	(808)	—	2,192
SH Edge Interchange*	900	(797)	—	103	—	(103)	—	900	(900)	—	—
Changzhou Gaoxin	210,000	—	—	210,000	488,392	5,107	—	698,392	5,107	—	703,499
Zhuhai Private	—	—	—	—	23,000	(1,084)	—	23,000	(1,084)	—	21,916
	258,737	(31,785)	(3,495)	223,457	491,392	3,279	20,000	750,129	(8,506)	(3,495)	738,128
*	“SH Edge Interchange” represents Shanghai Edge Cloud Interchange Technology Co., Ltd.